Patents (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
As of March 31, 2019 and December 31, 2018, the Company recorded the following patent balances:

	March 31, 2019	December 31, 2018
Total Patents	$77,743	$77,743
Accumulated Amortization	(66,785)	(65,951)
Patent costs, net	$10,958	$11,792

The Company has recorded the following patent costs:

	December 31, 2018	December 31, 2017
Total Patents	$77,743	$77,743
Accumulated Amortization	(65,951)	(61,415)
Patent costs, net	$11,792	$16,328

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated amortization expense as of March 31, 2019 is as follows:
Years ended December 31,
2019	$4,536
2020	1,809
2021	1,809
2022 and thereafter	2,804
Total	$10,958
Estimated amortization expense as of December 31, 2018 is as follows:
Years ended December 31,
2019	$4,536
2020	1,809
2021	1,809
2022	1,809
2023 and thereafter	1,829
Total	$11,792

Finite-lived Intangible Assets Amortization Expense [Table Text Block]	The Company recorded amortization expense as follows:
Twelve Months Ended December 31,
2018	2017
$4,536	$2,810